Long-term debt (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of long term debt

	Note	December 31, 2025	December 31, 2024
Term loans – Euro	(a)	$25,707	$24,486
Promissory notes – U.S. dollar	(b)	8,224	8,634
Promissory note	(b)	250	250
Convertible debentures	(c)	9,303	27,872
Lease liabilities	(d)	489	210
Mine construction loan facility	(e)	130,656	106,876
		174,629	168,328
Deferred financing costs		(12,516)	(11,427)
		162,113	156,901
Less: current portion		(27,267)	(21,894)
		$134,846	$135,007

Schedule of convertible debentures

Changes in the balances of the convertible debentures for the year ended December 31, 2025 and 2024 are summarized as follows:

	December 31, 2025	December 31, 2024
Balance, beginning of year	$27,872	$32,620
Debentures converted for shares	(19,456)	(5,963)
Debentures revalued, derivative liability component	(623)	-
Interest accrued	720	240
Translation adjustment	790	975
Balance, end of year	$9,303	$27,872

Schedule of debt repayment

Payments are due under the terms of the Company’s loans and leases for each of the following years ending December 31:

2026	27,335
2027	45,559
2028	19,487
2029	18,309
2030	64,007
174,697
Less: unamortized discount	(16)
Less: imputed interest on capital lease obligations	(52)
174,629

Schedule of debt continuity

Changes in the balances of the long-term debt for the year ended December 31, 2025 and 2024 are summarized as follows:

	December 31, 2025	December 31, 2024
Balance, beginning of year	$168,328	$142,995
Cash flows:
Issuance of debt	29,447	43,643
Scheduled debt repayments	(1,698)	(23,608)
Non-cash changes:
Conversion of debt to shares	(19,456)	(5,963)
Accrued interest	1,755	326
Amount reclassified to derivative liability	(623)	-
Translation adjustment	(3,124)	10,935
Balance, end of year	174,629	168,328